Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,200,000
Previously Paid Amount	0.00
Total Fee Amount	856.22
Total Offset Amount	0.00
Net Fee	856.22
Narrative - Max Aggregate Offering Price	$ 6,200,000
Final Prospectus	true